1
The GDL Fund
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 83.7%
Aerospace — 3.2%
36,000 Spirit AeroSystems Holdings Inc., Cl. A† . $ 1,240,560
115,000 Triumph Group Inc.† ............... 2,914,100
4,154,660
Automotive — 0.8%
20,000 Iveco Group NV .................. 325,904
270,000 TI Fluid Systems plc ............... 694,057
1,019,961
Broadcasting — 1.2%
14,237 Sirius XM Holdings Inc. ............. 320,973
65,600 TEGNA Inc. ..................... 1,195,232
1,516,205
Building and Construction — 3.2%
32,000 H&E Equipment Services Inc. ......... 3,033,280
11,000 Lennar Corp., Cl. B ................ 1,199,770
4,233,050
Business Services — 4.2%
172,000 Despegar.com Corp.† .............. 3,231,880
115,000 Dun & Bradstreet Holdings Inc. ....... 1,028,100
40,000 Just Eat Takeaway.com NV† .......... 838,224
6,000 Shutterstock Inc. ................. 111,780
50,000 Vacasa Inc., Cl. A† ................ 269,000
5,478,984
Cable and Satellite — 0.2%
60,000 WideOpenWest Inc.† ............... 297,000
Computer Software and Services — 7.4%
25,000 Desktop Metal Inc., Cl. A† ........... 122,750
230,000 Logility Supply Chain Solutions Inc. .... 3,279,800
70,000 Markforged Holding Corp.† .......... 327,600
150,000 Paycor HCM Inc.† ................. 3,366,000
140,000 SolarWinds Corp. ................. 2,580,200
9,676,350
Consumer Products — 2.3%
21,000 Capri Holdings Ltd.† ............... 414,330
141,000 Pactiv Evergreen Inc. ............... 2,539,410
2,953,740
Consumer Services — 0.2%
175,000 SPAR Group Inc.† ................. 231,000
Containers and Packaging — 0.4%
8,000 Berry Global Group Inc. ............. 558,480
Diversified Industrial — 0.6%
180,000 Intevac Inc. ..................... 720,000
2,000 United States Steel Corp. ............ 84,520
804,520
Shares
Market
Value
Electronics — 2.4%
4,499 Bel Fuse Inc., Cl. A ................ $ 324,198
385,000 VOXX International Corp.† ........... 2,887,500
3,211,698
Energy and Utilities — 6.8%
51,000 ALLETE Inc. ..................... 3,350,700
500,000 Altus Power Inc.† ................. 2,475,000
12,000 Avista Corp. ..................... 502,440
30,000 ChampionX Corp. ................. 894,000
45,000 DMC Global Inc.† ................. 378,900
460,000 Gulf Coast Ultra Deep Royalty Trust† .... 11,500
3,000 Hess Corp. ...................... 479,190
35,000 Innergex Renewable Energy Inc. ....... 329,071
8,000 TXNM Energy Inc. ................. 427,840
8,848,641
Entertainment — 1.0%
35,000 Endeavor Group Holdings Inc., Cl. A .... 962,500
70,000 IMAX China Holding Inc.† ........... 70,617
20,000 Manchester United plc, Cl. A† ......... 261,800
1,294,917
Financial Services — 8.4%
53,000 CI Financial Corp. ................. 1,147,987
26,000 Discover Financial Services .......... 4,438,200
9,000 Enstar Group Ltd.† ................ 2,991,420
6,000 Moneylion Inc.† .................. 519,060
13,000 Sandy Spring Bancorp Inc. ........... 363,350
16,400 Steel Partners Holdings LP† .......... 672,482
25,000 The First Bancshares Inc. ............ 845,250
10,977,749
Food and Beverage — 4.0%
62,000 Kellanova ....................... 5,114,380
7,000 Lifeway Foods Inc.† ............... 171,150
5,285,530
Health Care — 17.3%
85,000 2seventy bio Inc.† ................. 419,900
110,000 Accolade Inc.† ................... 767,800
8,000 Amedisys Inc.† ................... 741,040
205,000 Checkpoint Therapeutics Inc.† ........ 828,200
150,000 Chimerix Inc.† ................... 1,276,500
115,000 Cross Country Healthcare Inc.† ....... 1,712,350
46,500 Intra-Cellular Therapies Inc.† ......... 6,134,280
565,000 Nevro Corp.† .................... 3,299,600
35,000 Optinose Inc.† ................... 320,950
130,000 Paragon 28 Inc.† ................. 1,697,800
120,000 Patterson Cos. Inc. ................ 3,748,800
14,000 Surgery Partners Inc.† ............. 332,500
44,000 SurModics Inc.† .................. 1,343,320
22,623,040

The GDL Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Hotels and Gaming — 3.2%
65,000 Everi Holdings Inc.† ............... $ 888,550
50,000 GAN Ltd.† ...................... 88,500
185,000 Playa Hotels & Resorts NV† .......... 2,466,050
65,000 PlayAGS Inc.† ................... 787,150
4,230,250
Machinery — 0.1%
25,000 CFT SpA†(a) ..................... 124,349
Metals and Mining — 0.9%
178,500 First Majestic Silver Corp. ........... 1,194,165
Paper and Forest Products — 0.4%
10,280 International Paper Co. ............. 548,438
Retail — 6.6%
25,000 Bapcor Ltd. ..................... 70,608
31,500 Beacon Roofing Supply Inc.† ......... 3,896,550
225,000 Global Blue Group Holding AG† ....... 1,656,000
68,000 Nordstrom Inc. ................... 1,662,600
120,000 Walgreens Boots Alliance Inc. ........ 1,340,400
8,626,158
Specialty Chemicals — 0.3%
5,500 Covestro AG† .................... 353,261
Telecommunications — 5.1%
85,000 Frontier Communications Parent Inc.† ... 3,048,100
280,000 HKBN Ltd. ...................... 186,392
93,000 Juniper Networks Inc. .............. 3,365,670
50,000 Spirent Communications plc† ......... 121,747
6,721,909
Transportation — 3.3%
40,000 Abertis Infraestructuras SA†(a) ....... 152,680
185,000 Air Transport Services Group Inc.† ..... 4,151,400
4,304,080
Wireless Communications — 0.2%
713,121 NII Holdings Inc., Escrow† ........... 249,592
TOTAL COMMON STOCKS ......... 109,517,727
CLOSED-END FUNDS — 0.5%
425,000 Altaba Inc., Escrow† ............... 648,125
RIGHTS — 0.3%
Computer Software and Services — 0.0%
1,000 Flexion Therapeutics Inc., CVR† ....... 100
Health Care — 0.2%
21,000 ABIOMED Inc., CVR† ............... 33,600
Shares
Market
Value
104,000 Adamas Pharmaceuticals Inc., CVR† .... $ 1,300
104,000 Adamas Pharmaceuticals Inc., CVR† .... 1,300
40,000 Akouos Inc., CVR† ................ 20,000
6,000 Albireo Pharma Inc., CVR† ........... 13,500
25,000 Alimera Sciences Inc., CVR† ......... 250
79,391 Ambit Biosciences Corp., CVR†(a) ..... 0
64,000 Chinook Therapeutics Inc., CVR† ...... 32,000
4,000 CinCor Pharma Inc., CVR† ........... 12,000
25,000 Decibel Therapeutics Inc., CVR†(a) ..... 0
28,000 Epizyme Inc., CVR† ................ 560
60,000 Fusion Pharmaceuticals Inc., CVR† ..... 30,000
500,000 Gracell Biotechnologies Inc., CVR† ..... 20,000
30,000 Icosavax Inc., CVR† ............... 9,000
300,000 Innocoll, CVR†(a) ................. 0
10,000 Mirati Therapeutics Inc., CVR† ........ 5,000
23,000 Ocera Therapeutics, CVR† ........... 2
3,000 Opiant Pharmaceuticals Inc., CVR† ..... 1,500
100,000 Paratek Pharmaceuticals Inc., CVR† .... 2,000
41,797 Poseida Therapeutics Inc., CVR† ...... 20,899
3,000 Prevail Therapeutics Inc., CVR† ....... 600
2,000 Radius Health Inc., CVR†(a) .......... 0
1,000 Sigilon Therapeutics Inc., CVR† ....... 7,550
211,061
Metals and Mining — 0.1%
10,000 Kinross Gold Corp., CVR†(a) ......... 0
419,000 Pan American Silver Corp., CVR† ...... 179,081
179,081
Paper and Forest Products — 0.0%
24,000 Resolute Forest Products Inc., CVR† .... 36,000
TOTAL RIGHTS ................ 426,242
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 15.5%
$ 20,540,000 U.S. Treasury Bills,
4.227% to 4.312%††, 05/29/25 to
08/28/25(b) ................... 20,307,825
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $129,780,786) ............. $ 130,899,919
Shares
Market
Value
SECURITIES SOLD SHORT — (6.8)%
Aerospace — (0.2)%
1,300 The Boeing Co. ............................. $ 221,715
Containers and Packaging — (0.4)%
58,000 Amcor plc .................................. 562,600

The GDL Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
Energy and Utilities — (0.3)%
2,500 Chevron Corp. ............................. $ 418,225
Financial Services — (4.6)%
11,700 Atlantic Union Bankshares Corp. ........... 364,338
26,498 Capital One Financial Corp. ................ 4,751,091
25,000 Renasant Corp. ............................ 848,250
5,963,679
Metals and Mining — (0.9)%
178,500 First Majestic Silver Corp. .................. 1,194,165
Paper and Forest Products — (0.4)%
10,280 International Paper Co. .................... 548,438
TOTAL SECURITIES SOLD SHORT
(Proceeds received $9,015,388)(c) ...... $ 8,908,822
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At March 31, 2025, $5,250,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c) At March 31, 2025, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments
Market
Value
Long Positions
North America ...................... 91.2% $ 119,386,650
Latin America ....................... 4.8  6,313,917
Europe .............................. 3.8  4,942,352
Asia/Pacific ......................... 0.2  257,000
Total Investments — Long Positions 100.0% $ 130,899,919
Short Positions
North America ...................... (6.4)% $ (8,346,222)
Europe .............................. (0.4)  (562,600)
Total Investments — Short Positions (6.8)% $ (8,908,822)
As of March 31, 2025, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation/
(Depreciation)
USD 1,119,335 CAD 1,600,000 State Street Bank and Trust Co. 04/30/25 $ 5,860
USD 1,296,289 EUR 1,200,000 State Street Bank and Trust Co. 04/30/25 (3,370)
USD 129,098 GBP 100,000 State Street Bank and Trust Co. 04/30/25 (69)
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ 2,421